Fair Value Measurement (Details 6) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2010	Sep. 30, 2013	Dec. 31, 2011
Financial instruments carried and measured at fair value
Impairment on assets	$ 5.1	$ 5.1	$ 11.5
Carrying value of assets		37,899.0		36,843.7	40,276.3
Period of revenue under consideration for determination of contingent payments		3 years
Contingent consideration due related to a small divestiture		14
Financial Services
Financial instruments carried and measured at fair value
Carrying value of assets		4,477.1		4,192.3	4,647.8
Retail and Alliance Services
Financial instruments carried and measured at fair value
Carrying value of assets		25,885.7		25,607.6	27,882.2
Non-recurring basis
Financial instruments carried and measured at fair value
Impairment on assets	18.0	22.0
Carrying value of assets	38.0	42.0
Non-recurring basis | Retail and Alliance and International
Financial instruments carried and measured at fair value
Impairment on assets			11.5
Carrying value of assets			11.7
Non-recurring basis | Financial Services
Financial instruments carried and measured at fair value
Impairment on assets		5.0
Non-recurring basis | Retail and Alliance Services
Financial instruments carried and measured at fair value
Carrying value of assets		$ 8.7